STOCK WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2012:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.40	8,904,167	December 2013
0.60	8,904,167	December 2017
$1.00	305,750	January 2014 to January 2015
1.25	7,084,542	January 2017 to March 2019
	25,198,626